UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2009
Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund
Portfolio of Investments May 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.5%)
	Australia (c) (4.8%)
	Beverages: Alcoholic
569,535	Foster’s Group Ltd.	$2,236,877

	Chemicals: Major Diversified
69,065	Orica Ltd.	1,117,328

	Investment Managers
838,693	AMP Ltd.	3,281,481

	Oil & Gas Production
381,315	Santos Ltd.	4,479,018

	Other Metals/Minerals
4,548,694	OZ Minerals Ltd.	3,193,336

	Total Australia	14,308,040

	Austria (c) (0.9%)
	Major Telecommunications
164,646	Telekom Austria AG (b)	2,542,971

	Bermuda (c) (0.6%)
	Apparel/Footwear Retail
263,100	Esprit Holdings Ltd.	1,677,062

	Canada (1.0%)
	Oil & Gas Production
55,683	EnCana Corp.	3,060,206

	Denmark (c) (0.2%)
	Pharmaceuticals: Major
13,861	Novo Nordisk A/S (B Shares)	721,785

	Finland (c) (0.5%)
	Telecommunication Equipment
88,809	Nokia Oyj	1,360,226

	France (c) (7.3%)
	Electric Utilities
123,148	Electricite de France (EDF) (b)	6,456,917

	Electrical Products
200,525	Legrand S.A. (b)	4,247,192

	Integrated Oil
76,929	Total S.A. (b)	4,452,945

	Major Telecommunications
110,546	France Telecom S.A. (b)	2,703,012

NUMBER OF
SHARES		VALUE
	Metal Fabrications
28,618	Vallourec S.A.	3,616,058

	Total France	21,476,124

	Germany (c) (4.5%)
	Electric Utilities
141,908	E.ON AG	5,017,516
27,273	RWE AG	2,268,058

		7,285,574

	Pharmaceuticals: Other
105,531	Bayer AG (b)	6,009,143

	Total Germany	13,294,717

	Greece (c) (0.7%)
	Casino/Gaming
68,690	OPAP SA	2,122,311

	Ireland (c) (1.7%)
	Construction Materials
209,620	CRH PLC	4,964,804

	Italy (c) (1.7%)
	Integrated Oil
201,033	Eni S.p.A.	4,866,582

	Japan (c) (22.9%)
	Advertising/Marketing Services
63,700	Asatsu — DK Inc. (b)	1,287,428

	Auto Parts: O.E.M.
328,000	NGK Spark Plug Co., Ltd. (b)	2,884,165

	Chemicals: Specialty
124,700	JSR Corp.	1,866,554
568,000	Taiyo Nippon Sanso Corp. (b)	4,883,239

		6,749,793

	Electronic Components
155,500	Hoya Corp.	3,257,672

	Electronic Equipment/Instruments
26,000	Keyence Corp. (b)	5,427,673
276,000	Mitsubishi Electric Corp.	1,606,458

		7,034,131

	Home Building
409,000	Sekisui House, Ltd.	3,967,154

	Household/Personal Care
189,000	Kao Corp.	4,162,622

	Industrial Specialties
73,900	Nitto Denko Corp.	2,074,674

	Life/Health Insurance
199,850	T&D Holdings, Inc. (b)	5,711,441

	Major Banks
399,000	Chiba Bank, Ltd. (The)	2,428,969
37,700	Sumitomo Mitsui Financial Group, Inc. (b)	1,459,252

		3,888,221

NUMBER OF
SHARES		VALUE
	Motor Vehicles
54,100	Toyota Motor Corp.	2,167,239

	Oil & Gas Production
343	INPEX Holdings Inc.	2,795,250

	Pharmaceuticals: Other
116,800	Astellas Pharma Inc.	3,970,518

	Real Estate Development
267,000	Mitsubishi Estate Co., Ltd.	4,402,845

	Recreational Products
8,500	Nintendo Co., Ltd.	2,309,223
135,800	Sega Sammy Holdings Inc. (b)	1,512,577

		3,821,800

	Specialty Insurance
185,500	Mitsui Sumitomo Insurance Group Holdings, Inc.	5,460,849

	Trucks/Construction/Farm Machinery
53,400	Komatsu Ltd.	779,978

	Wireless Telecommunications
2,083	NTT DoCoMo, Inc.	3,113,832

	Total Japan	67,529,612

	Luxembourg (c) (0.4%)
	Steel
39,716	ArcelorMittal (b)	1,323,352

	Netherlands (c) (5.5%)
	Food: Major Diversified
437,890	Unilever N.V. (Dutch Certificates) (b)	10,498,604

	Food: Specialty/Candy
96,670	CSM (b)	1,416,242

	Industrial Specialties
92,900	Akzo Nobel N.V. (b)	4,329,789

	Total Netherlands	16,244,635

	Russia (0.4%)
	Integrated Oil
50,550	Gazprom (Sponsored ADR) (Registered Shares)	1,187,409

	Spain (c) (1.8%)
	Major Telecommunications
244,927	Telefonica S.A. (b)	5,290,830

	Sweden (c) (0.4%)
	Steel
98,075	SSAB Svenskt Stal AB (Series A) (b)	1,321,123

	Switzerland (c) (7.2%)
	Financial Conglomerates
22,098	UBS AG (Registered Shares)	334,089

	Food: Major Diversified

NUMBER OF
SHARES		VALUE
278,369	Nestle S.A. (Registered Shares)	10,115,511

	Pharmaceuticals: Major
136,453	Novartis AG (Registered Shares)	5,455,561

40,395	Roche Holding AG	5,512,361
		10,967,922

	Total Switzerland	21,417,522

	United Kingdom (c) (30.7%)
	Beverages: Alcoholic
215,094	Diageo PLC	2,936,254

	Electric Utilities
68,916	National Grid PLC	667,855
217,066	Scottish & Southern Energy PLC	4,099,454

		4,767,309

	Food: Specialty/Candy
271,438	Cadbury PLC	2,372,526

	Hotels/Resorts/Cruiselines
279,720	InterContinental Hotels Group PLC	2,980,209

	Household/Personal Care
223,798	Reckitt Benckiser Group PLC	9,708,147

	Industrial Conglomerates
273,410	Smiths Group PLC	3,222,104

	Integrated Oil
239,620	BG Group PLC	4,391,302
553,688	BP PLC	4,570,127
58,285	Royal Dutch Shell PLC (Class A)	1,565,561

		10,526,990

	Other Metals/Minerals
362,530	BHP Billiton PLC	8,684,934

	Personnel Services
2,922,506	Hays PLC	3,927,467

	Precious Metals
60,553	Lonmin PLC	1,405,413

	Publishing: Books/Magazines
589,242	Reed Elsevier PLC	4,783,377

	Real Estate Investment Trusts
535,062	British Land Company PLC (b)	3,396,465

	Tobacco
403,675	British American Tobacco PLC	11,026,962
391,880	Imperial Tobacco Group PLC	10,185,490

		21,212,452

	Wholesale Distributors
299,545	Wolseley PLC	5,082,181

	Wireless Telecommunications
3,005,393	Vodafone Group PLC	5,655,809

	Total United Kingdom	90,661,637

	United States (1.3%)
	Beverages: Non-Alcoholic
179,827	Dr Pepper Snapple Group Inc. (a)	3,907,649

NUMBER OF
SHARES		VALUE
	Total Common Stocks
	(Cost $338,297,607)	279,278,597

NUMBER OF
RIGHTS
Rights (0.0%)
United Kingdom (0.0%)
Precious Metals
13	Lonmin PLC (Cost $0)	109,940

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (18.5%)
	Securities held as Collateral on Loaned Securities (b) (15.3%)
	Repurchase Agreements (1.5%)
$419	Banc of America Securities LLC (0.19% dated 05/29/09, due 06/01/09; proceeds $418,532; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.00%, due 06/01/35; valued at $426,906)	418,529

2,046	Barclay Capital (0.62% dated 05/29/09, due 06/01/09; proceeds $2,046,337; fully collateralized by common stock at the date of this Portfolio of Investment as follows: Cypress Semiconductor Corp. and Pactiv Corp.; valued at $2,148,721)	2,046,267

2,046	Citigroup Global Markets Inc. (0.30% dated 05/29/09, due 06/01/09; proceeds $2,046,331; fully collateralized by common stock at the date of this Portfolio of Investment as follows: NRDC Acquisition Corp. and Sport Properties Acquisition Corp. ; valued at $2,148,608)	2,046,267

	Total Repurchase Agreements (Cost $4,511,063)	4,511,063

NUMBER OF
SHARES (000)
	Investment Company (e) (13.8%)
40,655	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class (Cost $40,654,677)		40,654,677

	Total Securities Held as Collateral on Loaned Securities (Cost $45,165,740)		45,165,740

	Investment Company (e) (3.2%)
9,378	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class (Cost $9,377,967)		9,377,967

	Total Short-Term Investments (Cost $54,543,707)		54,543,707

	Total Investments (Cost $392,841,314) (f)	113.0%	333,932,244
	Liabilities in Excess of Other Assets	(13.0)	(38,476,650)

	Net Assets	100.0%	$295,455,594

(a)	Non-income producing security.

(b)	The values of loaned securities and related cash collateral outstanding at May 31, 2009 were $43,733,844 and $45,165,740, respectively, which was subsequently invested in Repurchase Agreements and Morgan

Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Securities with total market value equal to $271,123,333 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	At May 31, 2009, investments in securities of issuers in United Kingdom 29.9% and Japan 22.9% represented 52.8% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contract Open at May 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$7,375,614	AUD	5,612,283	06/15/2009	$287,442
	$8,265,437	EUR	11,239,694	06/15/2009	443,692
GBP	3,710,000		$5,612,283	06/15/2009	(383,798)
GBP	7,430,000		$11,239,694	06/15/2009	(768,631)
GBP	1,860,000		$2,813,705	06/15/2009	(192,416)
SGD	4,115,994		$2,813,705	06/15/2009	35,852

		Net Unrealized Depreciation			$(577,859)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro.
GBP	British Pound
SGD	Singapore Dollar

Morgan Stanley International Value Equity Fund
Summary of Investments May 31, 2009 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS
Short-Term Investments	$54,543,707	16.3%
Tobacco	21,212,453	6.4
Integrated Oil	21,033,926	6.3
Food: Major Diversified	20,614,115	6.2
Electric Utilities	18,509,800	5.5
Household/Personal Care	13,870,769	4.2
Other Metals/Minerals	11,878,270	3.6
Pharmaceuticals: Major	11,689,707	3.5
Major Telecommunications	10,536,812	3.2
Oil & Gas Production	10,334,474	3.1
Pharmaceuticals: Other	9,979,661	3.0
Wireless Telecommunications	8,769,641	2.6
Electronic Equipment/Instruments	7,034,131	2.1
Chemicals: Specialty	6,749,793	2.0
Industrial Specialties	6,404,463	1.9
Life/Health Insurance	5,711,441	1.7
Specialty Insurance	5,460,849	1.6
Beverages: Alcoholic	5,173,131	1.5
Wholesale Distributors	5,082,181	1.5
Construction Materials	4,964,804	1.5
Publishing: Books/Magazines	4,783,377	1.4
Real Estate Development	4,402,845	1.3
Electrical Products	4,247,192	1.3
Home Building	3,967,154	1.2
Personnel Services	3,927,467	1.2
Beverages: Non-Alcoholic	3,907,649	1.2
Major Banks	3,888,221	1.2
Recreational Products	3,821,800	1.1
Food: Specialty/Candy	3,788,768	1.1
Metal Fabrications	3,616,058	1.1
Real Estate Investment Trusts	3,396,465	1.0
Investment Managers	3,281,481	1.0
Electronic Components	3,257,672	1.0
Industrial Conglomerates	3,222,104	1.0
Hotels/Resorts/Cruiselines	2,980,209	0.9
Auto Parts: O.E.M.	2,884,165	0.9
Steel	2,644,475	0.8
Motor Vehicles	2,167,239	0.6
Casino/Gaming	2,122,311	0.6
Apparel/Footwear Retail	1,677,062	0.5
Precious Metals	1,515,353	0.5
Telecommunication Equipment	1,360,226	0.4
Advertising/Marketing Services	1,287,428	0.4
Chemicals: Major Diversified	1,117,328	0.3
Trucks/Construction/Farm Machinery	779,978	0.2
Financial Conglomerates	334,089	0.1

	$333,932,244	100.0%

Morgan Stanley International Value Equity Fund
Notes to the Portfolio of Investments
FAS 157
5/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments in Securities	$333,932,244	$58,297,848	$275,634,396	—
Other Financial Instruments*	766,986	—	766,986	—

Total	$334,699,230	$58,297,848	$276,401,382	$0

Liabilities:
Other Financial Instruments*	$(1,344,845)	—	$(1,344,845)	—

*	Other financial instruments include forward contracts.
Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over- the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Value Equity Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009

3